Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets and liabilities
	December 31, 2024	December 31, 2023
Deferred Tax Assets
Right-of-use asset	$9,000	$12,000
Amortization of debt discount	62,000	55,000
Other	22,000	31,000
Net operating loss carryforwards	11,727,000	11,422,000
Total deferred tax assets	11,820,000	11,520,000
Less: valuation allowance	(11,820,000)	(11,520,000)
Total deferred tax assets	$—	$—

Deferred Tax Liabilities
Right-of-use liability	$(9,000)	$(12,000)
Depreciation	(7,000)	(12,000)
Total deferred tax liabilities	$(16,000)	$(24,000)

Less: valuation allowance	(11,804,000)	(11,496,000)
Deferred tax assets - net	$—	$—

Schedule of federal income tax benefit and related valuation allowance
	December 31, 2024	December 31, 2023
Current	$—	$—
Deferred	(308,000)	(344,000)
Total income tax provision (benefit)	(308,000)	(344,000)
Less: valuation allowance	308,000	344,000
Total	$—	$—

Schedule of provision for income taxes
	December 31, 2024	December 31, 2023
Federal income tax benefit - 21%	$(500,000)	$(344,000)
Expiration of net operating loss carryforwards	192,000	—
Subtotal	(308,000)	(344,000)
Change in valuation allowance	308,000	344,000
Income tax benefit	$—	$—

Schedule of Federal and State net operating loss carry forwards
	December 31, 2024	December 31, 2023
Federal	$48,764,000	$47,311,000
State	28,954,000	28,954,000
Total	$77,718,000	$76,265,000